Consolidating Financial Information - Convertible Senior Subordinated Notes (Statement of Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Mar. 31, 2018	[1],[2]	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	[1],[2]	Jun. 30, 2017	[1],[2]	Mar. 31, 2017	[3],[4]	Dec. 31, 2016	[3],[4]	Sep. 30, 2016	[3],[4]	Jun. 30, 2016	[3],[4]	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidating Financial Information [Line Items]
Net income (loss)	$ 89.6		$ 191.1		$ 12.9		$ 174.5		$ 61.5		$ (30.5)		$ (17.3)		$ 0.8		$ 468.1	$ 14.5	$ 42.7
Foreign currency translation adjustments, net of tax																	7.0	(8.1)	(3.1)
Net unrealized gain (loss) on available-for-sale securities, net of tax																	(0.5)	56.4	(37.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax																	0.0	17.8	0.0
Net unrealized loss on foreign exchange contracts, net of tax																	(0.2)	(3.5)	(0.2)
Comprehensive income																	474.4	41.5	1.8
Less: Comprehensive loss attributable to noncontrolling interest																	5.5	0.3	7.5
Comprehensive income attributable to Lions Gate Entertainment Corp. shareholders																	479.9	41.8	9.3
Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Net income (loss)																	468.1	14.5	42.7
Foreign currency translation adjustments, net of tax																	7.0	(8.1)	(3.1)
Net unrealized gain (loss) on available-for-sale securities, net of tax																	(0.5)	56.4	(37.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax																		17.8
Net unrealized loss on foreign exchange contracts, net of tax																	(0.2)	(3.5)	(0.2)
Comprehensive income																	474.4	41.5	1.8
Less: Comprehensive loss attributable to noncontrolling interest																	5.5	0.3	7.5
Comprehensive income attributable to Lions Gate Entertainment Corp. shareholders																	479.9	41.8	9.3
Consolidating Adjustments | Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Net income (loss)																	384.9	98.7	(3.9)
Foreign currency translation adjustments, net of tax																	(12.7)	20.2	10.8
Net unrealized gain (loss) on available-for-sale securities, net of tax																	(0.5)	(56.4)	37.6
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax																		(17.8)
Net unrealized loss on foreign exchange contracts, net of tax																	0.2	3.5	0.2
Comprehensive income																	371.9	83.8	44.7
Less: Comprehensive loss attributable to noncontrolling interest																	(0.4)	0.3	7.5
Comprehensive income attributable to Lions Gate Entertainment Corp. shareholders																	371.5	84.1	52.2
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Lions Gate Entertainment Corp.
Consolidating Financial Information [Line Items]
Net income (loss)																	473.4	14.8	50.2
Foreign currency translation adjustments, net of tax																	6.2	(3.0)	(3.1)
Net unrealized gain (loss) on available-for-sale securities, net of tax																	0.5	56.4	(37.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax																		17.8
Net unrealized loss on foreign exchange contracts, net of tax																	(0.2)	(3.5)	(0.2)
Comprehensive income																	479.9	46.9	9.3
Less: Comprehensive loss attributable to noncontrolling interest																	0.0	0.0	0.0
Comprehensive income attributable to Lions Gate Entertainment Corp. shareholders																	479.9	46.9	9.3
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Lions Gate Entertainment Inc.
Consolidating Financial Information [Line Items]
Net income (loss)																	(428.8)	(173.6)	(113.1)
Foreign currency translation adjustments, net of tax																	7.0	(14.0)	(4.3)
Net unrealized gain (loss) on available-for-sale securities, net of tax																	(0.7)	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax																		0.0
Net unrealized loss on foreign exchange contracts, net of tax																	0.0	0.0	0.0
Comprehensive income																	(422.5)	(187.6)	(117.4)
Less: Comprehensive loss attributable to noncontrolling interest																	0.0	0.0	0.0
Comprehensive income attributable to Lions Gate Entertainment Corp. shareholders																	(422.5)	(187.6)	(117.4)
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Non-guarantor Subsidiaries
Consolidating Financial Information [Line Items]
Net income (loss)																	38.6	74.6	109.5
Foreign currency translation adjustments, net of tax																	6.5	(11.3)	(6.5)
Net unrealized gain (loss) on available-for-sale securities, net of tax																	0.2	56.4	(37.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax																		17.8
Net unrealized loss on foreign exchange contracts, net of tax																	(0.2)	(3.5)	(0.2)
Comprehensive income																	45.1	98.4	65.2
Less: Comprehensive loss attributable to noncontrolling interest																	5.9	0.0	0.0
Comprehensive income attributable to Lions Gate Entertainment Corp. shareholders																	$ 51.0	$ 98.4	$ 65.2

[1]	During fiscal 2018, net income also included the following items:•Loss on Extinguishment of Debt. The first, second, third and fourth quarter of fiscal 2018 included a loss on extinguishment of debt of $11.6 million, $6.4 million, $6.2 million and $11.6 million, respectively (after tax $8.5 million, $4.7 million, $4.6 million and $7.8 million, respectively) (see Note 7). •Gain on Sale of Equity Interest in EPIX. The first quarter of fiscal 2018 included a gain on sale of equity interest in EPIX of $201.0 million (after tax $127.0 million).•Impairment of Long-Term Investments and Other Assets. The third quarter of fiscal 2018 included impairment of long-term investments and other assets of $29.2 million (after tax $20.1 million) (see Note 5).•Impact of Corporate Tax Rate Change on Deferred Tax Liabilities. The third quarter of fiscal 2018 included a deferred tax benefit of $165.0 million resulting from the impact of the change in the U.S. federal corporate income tax rate from 35% to 21% under the Tax Cuts and Jobs Act on the Company's beginning net deferred tax liabilities (see Note 13).•Tax Benefit from Internal Capital Restructuring. The fourth quarter of fiscal 2018 included a net tax benefit of $94.1 million primarily from the internal capital restructuring in connection with our third party debt refinancing (see Note 7 to our consolidated financial statements), net of the charge from an increase in our valuation allowance associated with certain deferred tax assets (see Note 13).
[2]	During fiscal 2018, operating income and net income included the following items:•Restructuring and Other. The first, second, third and fourth quarter of fiscal 2018 included restructuring and other items of $10.9 million, $3.5 million, $21.4 million and $24.0 million, respectively (after tax $8.9 million, $2.5 million, $14.5 million, and $15.7 million, respectively) (see Note 14).
[3]	During fiscal 2017, net income also included the following items:•Loss on Extinguishment of Debt. The third and fourth quarter of fiscal 2017 included a loss on extinguishment of debt, of $28.3 million and $12.1 million, respectively (after tax $23.4 million and $5.8 million, respectively) (see Note 7). •Gain on Starz Investment. The third quarter of fiscal 2017 included a gain on Starz investment of $20.4 million (after tax $20.4 million) (see Note 5 ).
[4]	During fiscal 2017, operating income and net income included the following items: •Restructuring and Other. The first, second, third and fourth quarter of fiscal 2017 included restructuring and other items of $7.7 million, $10.7 million, $54.0 million, and $16.4 million, respectively (after tax $4.9 million, $6.8 million, $42.5 million, and $11.9 million, respectively) (see Note 14).